Other Financial Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Liabilities [Abstract]
Other Financial Liabilities

19. OTHER FINANCIAL LIABILITIES

The balance of other financial liabilities as of December 31, 2021 and 2020, is as follows:

	December 31, 2021		December 31, 2020
	Current	Non-Current	Current	Non-Current
Other Financial Liabilities	ThUS$	ThUS$	ThUS$	ThUS$
Interest-bearing borrowings	1,181,392	4,905,270	1,815,160	3,837,697
Hedging derivatives (*)	49,245	12,313	6,730	9
Non-hedging derivatives (**)	2,197	—	3,240	—
Total	1,232,834	4,917,583	1,825,130	3,837,706
(*)	See Note 22.2.a
(**)	See Note 22.2.b
a)	Interest-bearing borrowings.

The detail of current and non-current interest-bearing borrowings as of December 31, 2021 and 2020 is as follows:

	December 31, 2021		December 31, 2020
	Current	Non-Current	Current	Non-Current
Classes of Interest-Bearing Borrowings	ThUS$	ThUS$	ThUS$	ThUS$
Secured bank loans	251,510	1,039,303	235,404	247,150
Unsecured bank loans	415,140	1,197,748	927,075	149,057
Unsecured bonds	342,772	2,380,871	409,087	2,864,794
Secured bonds	148,881	243,725	154,955	395,289
Other obligations	23,089	43,623	88,639	181,407
Total	1,181,392	4,905,270	1,815,160	3,837,697

Bank loans by currency and contractual maturity as of December 31, 2021 and 2020 are as follows:

-	Summary of bank loans by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12-31-2021	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12-31-2021
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	0.38%	0.38%	Unsecured	5	—	5	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Peru	US$	1.01%	1.01%	Secured	2,025	10,188	12,213	12,000	12,000	12,000	12,000	76,000	124,000
Peru	US$	1.61%	1.60%	Unsecured	2	—	2	—	38,032	—	—	—	38,032
Peru	PEN	2.31%	2.28%	Unsecured	91	243,805	243,896	35,047	57,578	—	—	—	92,625
Brazil	US$	2.18%	2.10%	Secured	12,776	99,498	112,274	54,715	95,122	82,529	23,377	152,318	408,061
Brazil	BRL	9.27%	9.13%	Secured	86,135	32,150	118,285	37,906	32,799	32,183	32,566	283,737	419,191
Brazil	EUR	2.39%	2.28%	Unsecured	—	7,414	7,414	11,879	11,879	9,647	7,414	46,183	87,002
Brazil	US$	1.93%	1.92%	Unsecured	26,738	—	26,738	118,319	240,246	116,725	55,790	—	531,080
Brazil	BRL	5.29%	5.20%	Unsecured	17	—	17	55,824	49,901	17	17	52	105,811
Colombia	COP	0.00%	0.00%	Secured	331	993	1,324	1,049	—	—	—	—	1,049
Colombia	COP	3.55%	3.53%	Unsecured	1,968	142,513	144,481	33,760	32,096	23,770	230,009	110,565	430,200
		Total			130,089	536,561	666,650	360,499	569,653	276,871	361,173	668,855	2,237,051

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12-31-2020
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	2.65%	0.94%	Unsecured	175,040	150,196	325,236	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Peru	US$	2.62%	2.59%	Unsecured	—	25,043	25,043	—	—	—	—	—	—
Peru	PEN	2.75%	2.71%	Unsecured	157	168,609	168,766	46,989	38,697	—	—	—	85,686
Brazil	US$	3.98%	3.63%	Secured	134,692	75,656	210,348	164,746	—	2,778	—	—	167,524
Brazil	BRL	5.52%	5.41%	Secured	7,747	15,847	23,594	21,268	15,779	9,881	8,953	20,922	76,803
Brazil	US$	2.21%	2.20%	Unsecured	127,016	86,730	213,746	—	—	—	—	—	—
Brazil	BRL	2.20%	2.19%	Unsecured	37,377	30,014	67,391	—	—	—	—	—	—
Colombia	COP	0.01%	0.01%	Secured	281	1,181	1,462	1,575	1,248	—	—	—	2,823
Colombia	COP	3.68%	3.62%	Unsecured	153	126,739	126,892	11,346	20,478	20,478	10,737	332	63,371
		Total			482,464	680,015	1,162,479	245,924	76,202	33,137	19,690	21,254	396,207

-	Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2021 was ThUS$ 2,670,119 (ThUS$ 1,552,781 as of December 31, 2020). The borrowings have been classified as Level 2 fair value measurement based on the entry data used in the valuation techniques (see Note 3.h).

●	Identification of bank borrowings by company:

											December 31, 2021
											Current			Non-Current
Taxpayer			Taxpayer				Effective Interest	Nominal Interest			Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Rate	Rate	Type of Amortization	Secured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNP PARIBAS 4131	Brazil	BRL	8.77%	8.40%	At Maturity	Yes	74,277	—	74,277	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNDES CAPEX 2012 FINAME	Brazil	BRL	3.40%	3.00%	Monthly	Yes	373	1,112	1,485	618	—	—	—	—	618
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNP PARIBAS 4131 II	France	US$	1.70%	1.69%	At Maturity	Yes	14	39,290	39,304	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	SCOTIABANK 4131 III	Canada	US$	1.40%	1.39%	At Maturity	Yes	215	—	215	—	—	36,970	—	—	36,970
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	SCOTIABANK 4131 IV	Canada	US$	1.18%	1.17%	At Maturity	Yes	109	—	109	—	—	22,182	—	—	22,182
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	4.73%	4.67%	Biannual	No	—	2,055	2,055	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco de Bogotá S.A.	Colombia	COP	3.99%	3.95%	Monthly	No	209	638	847	837	838	838	279	—	2,792
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	3.28%	3.26%	Biannual	No	—	7,391	7,391	16,380	16,380	8,190	—	—	40,950
Foreign	Codensa	Colombia	Foreign	Financiera de Desarrollo Territorial S.A.	Colombia	COP	0.00%	0.00%	Monthly	Yes	114	342	456	304	—	—	—	—	304
Foreign	Codensa	Colombia	Foreign	Financiera de Desarrollo Territorial S.A.	Colombia	COP	0.00%	0.00%	Monthly	Yes	150	451	601	501	—	—	—	—	501
Foreign	Codensa	Colombia	Foreign	Financiera de Desarrollo Territorial S.A.	Colombia	COP	0.00%	0.00%	Monthly	Yes	66	199	265	244	—	—	—	—	244
Foreign	Codensa	Colombia	Foreign	Banco Itaú CorpBanca Colombia SA	Colombia	COP	2.74%	2.72%	Monthly	No	280	845	1,125	1,121	93	—	—	—	1,214
Foreign	Codensa	Colombia	Foreign	Banco Itaú CorpBanca Colombia SA	Colombia	COP	2.59%	2.57%	Monthly	No	842	2,532	3,374	281	—	—	—	—	281
Foreign	Codensa	Colombia	Foreign	Banco Itaú CorpBanca Colombia SA	Colombia	COP	2.65%	2.63%	Monthly	No	215	648	863	144	—	—	—	—	144
Foreign	Codensa	Colombia	Foreign	Banco Itaú CorpBanca Colombia SA	Colombia	COP	2.80%	2.78%	Monthly	No	64	193	257	257	43	—	—	—	300
Foreign	Codensa	Colombia	Foreign	Bancolombia	Colombia	COP	2.82%	2.80%	Quarterly	No	—	50,218	50,218	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Bancolombia	Colombia	COP	2.82%	2.80%	Quarterly	No	—	61,103	61,103	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Scotiabank Colpatria S.A.	Colombia	COP	3.64%	3.61%	Quarterly	No	—	457	457	—	—	—	98,280	—	98,280
Foreign	Codensa	Colombia	Foreign	Bancolombia	Colombia	COP	2.74%	2.72%	Annual	No	—	15,690	15,690	14,742	14,742	14,742	14,742	—	58,968
Foreign	Codensa	Colombia	Foreign	Banco BBVA COLOMBIA S.A.	Colombia	COP	5.80%	5.72%	Quarterly	No	—	495	495	—	—	—	52,826	—	52,826
Foreign	Codensa	Colombia	Foreign	Bancolombia	Colombia	COP	4.42%	4.37%	Quarterly	No	—	248	248	—	—	—	63,882	—	63,882
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNDES CAPEX 12 FINAME	Brazil	BRL	3.39%	3.00%	Monthly	Yes	186	555	741	370	—	—	—	—	370
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO DO Brasil (BOND D)	USA.	US$	1.31%	1.17%	At Maturity	Yes	3	—	3	—	1,143	—	—	—	1,143
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO DO Brasil (BOND P)	USA.	US$	6.37%	6.36%	At Maturity	Yes	21	—	21	—	1,638	—	—	—	1,638
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNB Contrato Nº 16.2018.204.23875 - SEMIÁRIDO	Brazil	BRL	12.78%	12.77%	Monthly	Yes	1,175	3,432	4,607	4,576	4,576	4,576	4,576	6,102	24,406
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNB Contrato Nº 16.2018.204.23875 - OUTRAS REGIÕES	Brazil	BRL	12.78%	12.77%	Monthly	Yes	1,043	3,093	4,136	4,123	4,123	4,123	4,123	5,498	21,990
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FINEP - COELCE	Brazil	BRL	5.93%	5.75%	Monthly	No	—	—	—	17	17	17	17	52	120
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SCOTIABANK 4131 III - COELCE	Canada	US$	1.23%	1.22%	At Maturity	No	473	—	473	78,112	—	—	—	—	78,112
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNP 4131 II - COELCE	France	US$	2.15%	2.14%	At Maturity	No	131	—	131	—	23,523	—	—	—	23,523
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNP 4131 III - COELCE	France	US$	1.56%	1.55%	At Maturity	No	23,619	—	23,619	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SCOTIABANK 4131 - COELCE IV	Canada	US$	1.46%	1.45%	At Maturity	No	283	—	283	40,207	—	—	—	—	40,207
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Sumitomo 4131 - COELCE	Japan	US$	2.10%	2.09%	At Maturity	No	228	—	228	—	50,094	—	—	—	50,094
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO SCOTIABANK	Peru	PEN	2.35%	2.33%	At Maturity	No	10	—	10	—	25,034	—	—	—	25,034
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO INTERNACIONAL DEL PERU S.A	Peru	PEN	3.75%	3.70%	At Maturity	No	76	42,557	42,633	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	Banco de Credito del Perú S.A.	Peru	PEN	2.61%	2.58%	At Maturity	No	—	—	—	35,047	—	—	—	—	35,047
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	SCOTIABANK PERU S.A.A	Peru	PEN	3.70%	3.65%	At Maturity	No	3	—	3	—	32,544	—	—	—	32,544
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	BNDES CG 2018	Brazil	BRL	16.91%	16.90%	Monthly	Yes	1,817	5,226	7,043	2,903	—	—	—	—	2,903
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SCOTIABANK 4131 CELG	USA.	US$	2.39%	2.38%	At Maturity	Yes	391	48,762	49,153	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	97036000-k	Linea sobregiro (banco santander)	Chile	CLP	6.00%	6.00%	At Maturity	No	1	—	1	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	Comitment Fee (BBVA NY)	USA.	US$	0.38%	0.38%	Quarterly	No	5	—	5	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FINEP - 2º Protocolo	Brazil	BRL	4.08%	3.75%	Monthly	Yes	576	1,817	2,393	2,474	865	—	—	—	3,339
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	BNP 4131 II - ELETROPAULO	France	US$	1.71%	1.70%	At Maturity	No	237	—	237	—	44,097	—	—	—	44,097
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	BNP 4131 III - ELETROPAULO	France	US$	1.96%	1.95%	At Maturity	No	335	—	335	—	83,785	—	—	—	83,785
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SCOTIABANK 4131 II – ELETROPAULO	Canada	US$	2.30%	2.29%	At Maturity	No	111	—	111	—	—	39,508	—	—	39,508
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	BNP 4131 IV - ELETROPAULO	France	BRL	8.56%	8.41%	At Maturity	No	12	—	12	—	49,885	—	—	—	49,885
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SCOTIABANK 4131 III – ELETROPAULO	Canada	US$	2.57%	2.56%	At Maturity	No	509	—	509	—	—	—	55,790	—	55,790
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	MUFG 4131 – ELETROPAULO	Brazil	US$	1.89%	1.88%	At Maturity	No	238	—	238	—	38,747	—	—	—	38,747
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SCOTIABANK 4131 IV	Canada	US$	2.31%	2.30%	At Maturity	No	573	—	573	—	—	77,217	—	—	77,217
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	7ª emissão de Notas Promissórias - 3ª série	Brazil	BRL	6.30%	6.29%	At Maturity	No	—	—	—	55,807	—	—	—	—	55,807
Foreign	Enel Generación Piura S.A.	Peru	Foreign	BBVA CONTINENTAL	Peru	US$	1.61%	1.60%	At Maturity	No	2	—	2	—	38,032	—	—	—	38,032
Foreign	Enel Perú S.A.C.	Peru	Foreign	SCOTIABANK	Peru	PEN	0.55%	0.55%	At Maturity	No	2	155,209	155,211	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA	Colombia	COP	3.50%	3.50%	At Maturity	No	175	—	175	—	—	—	—	24,570	24,570
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BANCOLOMBIA	Colombia	COP	4.02%	4.02%	At Maturity	No	130	—	130	—	—	—	—	36,855	36,855
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BANCOLOMBIA	Colombia	COP	4.34%	4.34%	At Maturity	No	53	—	53	—	—	—	—	49,140	49,140
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Foreign	SCOTIABANK 4131	Canada	US$	1.47%	1.46%	At Maturity	Yes	84	—	84	31,338	—	—	—	—	31,338
Foreign	EGP Perú S.A.	Peru	Foreign	EUROPEAN INVESTMENT BANK	Peru	US$	1.01%	1.01%	Biannual	Yes	2,025	10,188	12,213	12,000	12,000	12,000	12,000	76,000	124,000
Foreign	Enel Generación Perú S.A.	Peru	Foreign	BANCO CONTINENTAL	Peru	PEN	0.88%	0.88%	At Maturity	No	—	46,039	46,039	—	—	—	—	—	—
Foreign	Enel Trading Brazil S.A.	Brazil	Foreign	Banco Itaú S.A.	Brazil	BRL	0.35%	0.35%	At Maturity	No	4	—	4	—	—	—	—	—	—
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	10.15%	10.14%	Monthly	Yes	71	245	316	391	429	468	507	10,803	12,598
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	12.00%	11.99%	Monthly	Yes	216	472	688	646	626	649	652	8,577	11,150
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	11.96%	11.95%	Monthly	Yes	226	486	712	735	754	760	778	9,226	12,253
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	12.07%	12.06%	Monthly	Yes	220	481	701	658	637	661	664	8,735	11,355
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	11.94%	11.93%	Monthly	Yes	214	450	664	617	690	680	678	9,574	12,239
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	12.03%	12.02%	Monthly	Yes	650	1,416	2,066	1,890	1,926	1,866	1,936	26,062	33,680
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	12.01%	12.00%	Monthly	Yes	214	456	670	615	623	623	620	9,381	11,862
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	15.57%	15.56%	Monthly	Yes	91	110	201	170	196	220	251	10,294	11,131
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco do Nordeste	Brazil	BRL	15.66%	15.65%	Monthly	Yes	638	274	912	435	516	599	695	31,886	34,131
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Santander (Brazil) S.A.	Brazil	US$	2.20%	1.98%	Biannual	Yes	1,910	1,774	3,684	3,684	3,684	3,684	3,684	20,396	35,132
Foreign	Grupo EGP Brasil	Brazil	Foreign	Bank of China LTD- Milan Branch	China	US$	2.20%	1.98%	Biannual	Yes	2,058	2,058	4,116	4,116	4,116	4,116	4,116	22,640	39,104
Foreign	Grupo EGP Brasil	Brazil	Foreign	SOCIÉTÉ DE PROMOTION ET DE PARTICIPATION POUR LA COOPÉRATION ECONOMIQUE S.A.	France	EUR	2.39%	2.28%	Biannual	Yes	—	7,414	7,414	11,879	11,879	9,647	7,414	46,183	87,002
Foreign	Grupo EGP Brasil	Brazil	Foreign	SCOTIABANK 4131	Canada	US$	1.87%	1.86%	Biannual	Yes	—	—	—	—	68,964	—	—	—	68,964
Foreign	Grupo EGP Brasil	Brazil	Foreign	SAN 4131 EGP- 1	Spain	US$	2.12%	1.98%	Biannual	Yes	2,110	2,108	4,218	4,217	4,216	4,218	4,218	29,522	46,391
Foreign	Grupo EGP Brasil	Brazil	Foreign	CHINA 4131 EGP- 1	Italy	US$	2.12%	1.98%	Biannual	Yes	2,196	2,195	4,391	4,389	4,388	4,390	4,389	30,726	48,282
Foreign	Grupo EGP Brasil	Brazil	Foreign	SAN 4131 EGP- 2	Spain	US$	2.12%	1.98%	Biannual	Yes	1,705	1,348	3,053	3,044	3,044	3,044	3,044	21,551	33,727
Foreign	Grupo EGP Brasil	Brazil	Foreign	CHINA 4131 EGP- 2	England	US$	2.12%	1.98%	Biannual	Yes	1,964	1,963	3,927	3,926	3,926	3,926	3,926	27,484	43,188
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	6.59%	6.45%	Monthly	Yes	513	1,540	2,053	2,053	2,053	2,053	2,053	16,425	24,637
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	6.59%	6.45%	Monthly	Yes	272	816	1,088	1,088	1,088	1,088	1,088	8,432	12,784
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	7.17%	6.93%	Monthly	Yes	313	939	1,252	1,253	1,253	1,253	1,253	13,152	18,164
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	6.60%	6.45%	Monthly	Yes	608	1,825	2,433	2,434	2,434	2,434	2,434	18,861	28,597
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	6.91%	6.77%	Monthly	Yes	261	865	1,126	1,136	1,291	1,408	1,536	12,079	17,450
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	7.01%	6.77%	Monthly	Yes	478	1,435	1,913	1,914	1,914	1,914	1,914	20,092	27,748
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	4.88%	4.75%	Monthly	Yes	2	6	8	7	8	8	9	64	96
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	6.50%	6.27%	Monthly	Yes	460	1,380	1,840	1,840	1,840	1,840	1,840	16,563	23,923
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	6.32%	6.09%	Monthly	Yes	429	1,286	1,715	1,714	1,714	1,714	1,714	15,428	22,284
Foreign	Grupo EGP Brasil	Brazil	Foreign	Banco Nacional de Desenvol. Econômico Social	Brazil	BRL	6.85%	6.61%	Monthly	Yes	811	2,434	3,245	3,245	3,245	3,245	3,245	26,502	39,482

Total											130,089	536,561	666,650	360,499	569,653	276,871	361,173	668,855	2,237,051

											December 31, 2020
											Current			Non-Current
Taxpayer			Taxpayer				Effective Interest	Nominal Interest			Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- current
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Rate	Rate	Type of Amortization	Secured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNP PARIBAS 4131	U.S.A	US$	8.73%	8.40%	Upon expiration	Yes	2,641	—	2,641	77,010	—	—	—	—	77,010
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNDES CAPEX 2012 FINAME	Brazil	BRL	3.01%	3.00%	Monthly	Yes	402	1,192	1,594	1,590	662	—	—	—	2,252
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	BNP PARIBAS 4131 II	Brazil	US$	2.72%	2.71%	Upon expiration	Yes	14	—	14	39,235	—	—	—	—	39,235
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	ITAÚ 4131	Brazil	US$	4.35%	4.34%	Monthly	Yes	1,575	75,656	77,231	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	CITIBANK 4131 II	Brazil	US$	1.76%	1.46%	Monthly	Yes	96,923	—	96,923	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	FINDETER	Colombia	COP	0.01%	0.01%	Upon expiration	Yes	26	237	263	316	290	—	—	—	606
Foreign	Codensa	Colombia	Foreign	FINDETER	Colombia	COP	0.01%	0.01%	Upon expiration	Yes	119	537	656	715	596	—	—	—	1,311
Foreign	Codensa	Colombia	Foreign	FINDETER	Colombia	COP	0.01%	0.01%	Upon expiration	Yes	136	407	543	543	362	—	—	—	905
Foreign	Codensa	Colombia	Foreign	BANCO BBVA COLOMBIA S.A.	Colombia	COP	2.63%	2.60%	Biannual	No	—	4,880	4,880	2,435	—	—	—	—	2,435
Foreign	Codensa	Colombia	Foreign	BANCO DE BOGOTÁ	Colombia	COP	3.00%	2.97%	Monthly	No	11	664	675	996	996	996	996	332	4,316
Foreign	Codensa	Colombia	Foreign	BANCO BBVA COLOMBIA S.A.	Colombia	COP	3.16%	3.12%	Biannual	No	142	—	142	7,914	19,482	19,482	9,741	—	56,619
Foreign	Codensa	Colombia	Foreign	MUFG BANK LTD	Japan	COP	5.93%	5.80%	Upon expiration	No	—	121,194	121,194	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNDES CAPEX 12 FINAME	Brazil	COP	3.01%	3.00%	Monthly	Yes	201	595	796	793	397	—	—	—	1,190
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO DO BRASIL (BOND D)	Brazil	BRL	2.33%	1.67%	Upon expiration	Yes	3	—	3	—	—	1,143	—	—	1,143
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BANCO DO BRASIL (BOND P)	Brazil	BRL	6.31%	6.30%	Upon expiration	Yes	21	—	21	—	—	1,636	—	—	1,636
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNB Nº 16.2018.204.23875	Brazil	BRL	6.27%	6.26%	Monthly	Yes	2,404	3,525	5,929	4,700	4,700	4,700	4,700	10,967	29,767
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	BNB Nº 16.2018.204.23875	Brazil	BRL	6.27%	6.26%	Monthly	Yes	2,166	3,176	5,342	4,235	4,235	4,235	4,235	9,881	26,821
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SCOTIABANK 4131 - COELCE	Brazil	BRL	2.22%	2.21%	Upon expiration	No	37,251	—	37,251	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	TOKIO 4131	Brazil	BRL	1.69%	1.68%	Upon expiration	No	31,769	—	31,769	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	TOKIO 4131 II	Brazil	BRL	1.79%	1.78%	Upon expiration	No	10,637	—	10,637	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	SCOTIABANK 4131 II - COELCE	Brazil	BRL	2.18%	2.17%	Upon expiration	No	127	30,014	30,141	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	FINEP - COELCE	Brazil	BRL	6.48%	5.80%	Upon expiration	Yes	—	—	—	—	18	18	18	74	128
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO DE CREDITO DEL PERÚ S.A.	Peru	PEN	4.16%	4.10%	Upon expiration	No	38	20,731	20,769	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO INTERCIONAL DEL PERÚ S.A.A.	Peru	PEN	3.75%	3.70%	Upon expiration	No	58	—	58	46,989	—	—	—	—	46,989
Foreign	Enel Distribución Perú S.A.	Peru	Foreign	BANCO DE CREDITO DEL PERÚ S.A.	Peru	PEN	2.61%	2.58%	Upon expiration	No	62	—	62	—	38,698	—	—	—	38,698
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	BNDES CG 2018	Brazil	BRL	9.61%	9.60%	Monthly	Yes	1,990	5,604	7,594	7,471	3,113	—	—	—	10,584
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	SCOTIABANK 4131 CELG	U.S.A	US$	2.98%	2.30%	Upon expiration	Yes	390	—	390	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	BNP 4131 II	U.S.A	US$	2.64%	1.84%	Upon expiration	Yes	33,124	—	33,124	48,504	—	—	—	—	48,504
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BNP PARIBAS NY	U.S.A	US$	4.99%	0.85%	Upon expiration	No	45,000	—	45,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CITIBANK N.A	U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,000	—	15,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CREDIT AGRICOLE CIB	U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,035	—	15,035	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	JPMORGAN CHASE BANK	U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,000	—	15,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	SUMITOMO MITSUI BANKING	U.S.A	US$	4.99%	0.85%	Upon expiration	No	30,000	—	30,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	SOCIETE GENERALE	U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,000	—	15,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BBVA NEW YORK BRANCH	U.S.A	US$	4.99%	0.85%	Upon expiration	No	15,000	—	15,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BBVA S.A NEW YORK BRANCH	U.S.A	US$	1.38%	1.38%	Upon expiration	No	—	50,196	50,196	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CREDIT AGRICOLE CIB	U.S.A	US$	1.38%	1.38%	Upon expiration	No	—	50,000	50,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	THE BANK OF NOVA SCOTIA	U.S.A	US$	1.38%	1.38%	Upon expiration	No	—	50,000	50,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BNP PARIBAS NY	U.S.A	US$	0.84%	0.84%	Upon expiration	No	7,500	—	7,500	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CITIBANK N.A	U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,500	—	2,500	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	CREDIT AGRICOLE CIB	U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,504	—	2,504	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	JPMORGAN CHASE BANK	U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,500	—	2,500	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	SUMITOMO MITSUI BANKING	U.S.A	US$	0.84%	0.84%	Upon expiration	No	5,000	—	5,000	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	SOCIETE GENERALE	U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,500	—	2,500	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Foreign	BBVA NEW YORK BRANCH	U.S.A	US$	0.84%	0.84%	Upon expiration	No	2,500	—	2,500	—	—	—	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	97.036.000-k	LINEA SOBREGIRO (BANCO SANTANDER)	Chile	CLP	6.00%	6.00%	Upon expiration	No	1	—	1	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FINEP - 2º PROTOCOLO	Brazil	BRL	3.96%	3.95%	Monthly	Yes	584	1,755	2,339	2,478	2,653	927	—	—	6,058
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	TOKIO 4131	Brazil	BRL	1.79%	1.78%	Upon expiration	No	32,668	—	32,668	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	SCOTIABANK 4131 ELETROPAULO	Brazil	BRL	2.15%	2.14%	Upon expiration	No	51,421	—	51,421	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	BNP 4131 - ELETROPAULO	Brazil	US$	3.61%	3.60%	Upon expiration	No	521	86,730	87,251	—	—	—	—	—	—
Foreign	Enel Generación Piura S.A	Peru	Foreign	SCOTIABANK	Peru	US$	2.62%	2.59%	Upon expiration	No	—	25,043	25,043	—	—	—	—	—	—
Foreign	Enel Perú S.A.C	Peru	Foreign	BBVA	Peru	PEN	0.48%	0.48%	Biannual	No	—	147,879	147,879	—	—	—	—	—	—
Total											482,464	680,015	1,162,479	245,924	76,202	33,137	19,690	21,254	396,207

b)  Unsecured bonds

The detail of unsecured bonds by currency and maturity as of December 31, 2021 and 2020 is as follows:

●	Summary of Unsecured bonds by currency and maturity

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12-31-2021	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12-31-2021
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	—	4,405	4,405	—	—	—	590,081	—	590,081
Chile	UF	5.75%	Unsecured	—	3,305	3,305	—	—	—	—	—	—
Peru	US$	6.34%	Unsecured	—	275	275	—	—	—	—	10,008	10,008
Peru	PEN	6.02%	Unsecured	3,198	30,223	33,421	40,054	38,153	35,047	25,034	148,575	286,863
Brazil	BRL	10.39%	Unsecured	41,089	34,877	75,966	58,317	174,791	85,741	159,548	232,860	711,257
Colombia	COP	8.24%	Unsecured	11,659	213,741	225,400	187,978	169,988	185,806	—	238,890	782,662
Total				55,946	286,826	342,772	286,349	382,932	306,594	774,663	630,333	2,380,871

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12-31-2020
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	—	4,405	4,405	—	—	—	—	588,112	588,112
Chile	UF	5.75%	Unsecured	—	7,103	7,103	3,611	—	—	—	—	3,611
Peru	US$	6.34%	Unsecured	—	275	275	—	—	—	—	10,017	10,017
Peru	PEN	6.24%	Unsecured	3,531	29,344	32,875	31,787	44,225	42,126	38,697	161,837	318,672
Brazil	BRL	6.24%	Unsecured	5,425	33,691	39,116	67,383	62,493	361,796	92,308	175,405	759,385
Colombia	COP	5.74%	Unsecured	245,073	80,240	325,313	254,173	223,554	202,170	220,981	284,119	1,184,997
Total				254,029	155,058	409,087	356,954	330,272	606,092	351,986	1,219,490	2,864,794

●Unsecured bonds by company
●	Detail of other obligations

									December 31, 2021
									Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Rate	Maturity	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ECFS 0292/2010 (LUZ PARA TODOS VI)	Brazil	BRL	6.00%	Monthly	64	85	149	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ECFS 0310/2010 (LUZ PARA TODOS VII)	Brazil	BRL	6.00%	Monthly	73	218	291	242	—	—	—	—	242
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Mitsubishi (deuda garantizada)	Argentina	US$	0.25%	Quarterly	1,434	4,314	5,748	8,235	4,741	4,787	7,394	11,053	36,210
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FIDC Série A	Brazil	BRL	7.57%	Monthly	975	7,304	8,279	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FIDC Série B	Brazil	BRL	21.68%	Monthly	816	5,020	5,836	—	—	—	—	—	—
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	Mútuo CelgPar 41211376/2014	Brazil	BRL	6.80%	Monthly	604	1,729	2,333	761	398	1,860	2,050	1,862	6,931
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	Eletrobras	Brazil	BRL	6.00%	Monthly	105	316	421	160	80	—	—	—	240
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bank of Nova Scotia	Canada	US$	0.30%	Annual	13	—	13	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Bank of Nova Scotia	Canada	US$	0.02%	Annual	—	19	19	—	—	—	—	—	—
Total									4,084	19,005	23,089	9,398	5,219	6,647	9,444	12,915	43,623

									December 31, 2020
									Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Rate	Maturity	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 0244/2009	Brazil	BRL	6.00%	Monthly	21	—	21	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 0265/2009	Brazil	BRL	6.00%	Monthly	82	165	247	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 292/2010	Brazil	BRL	6.00%	Monthly	69	206	275	160	—	—	—	—	160
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	ELETROBRAS 310/2010	Brazil	BRL	6.00%	Monthly	78	233	311	311	259	—	—	—	570
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	MITSUBISHI (DEUDA GARANTIZADA)	Argentina	US$	0.25%	Biannual	—	6,088	6,088	6,494	7,594	7,494	7,494	11,709	40,785
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FIDC SÉRIE A	Brazil	BRL	6.15%	Monthly	1,670	7,240	8,910	7,493	3,141	—	—	—	10,634
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	FIDC SÉRIE B	Brazil	BRL	12.32%	Monthly	1,033	4,245	5,278	3,563	777	—	—	—	4,340
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	MÚTUO CELGPAR 41211376/2014	Brazil	BRL	6.80%	Monthly	613	1,736	2,349	1,630	1,797	1,975	2,165	4,506	12,073
Foreign	Enel Distribución Goias S.A.	Brazil	Foreign	ELETROBRAS	Brazil	BRL	6.00%	Monthly	113	339	452	318	318	159	—	—	795
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BANK OF NOVA SCOTIA	Colombia	COP	0.30%	Quarterly	49	—	49	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	BANK OF NOVA SCOTIA	Colombia	COP	0.02%	Monthly	45	—	45	—	—	—	—	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Foreign	FUNDAÇÃO CESP (*)	Brazil	BRL	9.47%	Quarterly	51,685	12,929	64,614	34,477	34,477	34,477	8,619	—	112,050
Total									55,458	33,181	88,639	54,446	48,363	44,105	18,278	16,215	181,407

(*) See Note 25.2.c)

d) Hedged debt

The debt denominated in U.S. dollars for ThUS$ 74,313 held by the Group as of December 31, 2021, is related to future cash flow hedges for the Group’s U.S. dollar-linked operating revenues (ThUS$ 35,064 and ThUS$ 29,474 as of December 31, 2020 and 2019, respectively) (see Note 3.n).

The following table details changes in “Reserve for cash flow hedges” for the years ended December 31, 2021, 2020 and 2019, due to exchange differences from this debt:

	12-31-2021	12-31-2020	12-31-2019
	ThUS$	ThUS$	ThUS$
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	(8,683)	(9,453)	(9,882)
Foreign currency exchange differences recorded in equity, net	(980)	(1,299)	424
Recognition of foreign currency exchange differences revenue, net	1,601	1,268	189
Foreign currency translation differences	790	801	(184)
Balance in hedging reserves (hedging revenues) at the end of the year, net	(7,272)	(8,683)	(9,453)

e)  Other information

As of December 31, 2021, the Group has unconditionally available long-term credit lines for an amount of ThUS $ 1,119,278. As of December 31, 2020, the Group did not have any unconditional long-term credit facilities available to it.

f) Future undiscounted debt flows

The following table shows the estimates of undiscounted cash flows by type of financial debt:

-	Summary of bank loans by currencies and maturities

			Current			Non-Current
			Maturity		Total Current 12-31-2021	Maturity					Total Non-Current 12-31-2021
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	0.38%	5	—	5	—	—	—	—	—	—
Peru	PEN	2.28%	1,293	200,052	201,345	37,653	58,427	—	—	—	96,080
Peru	US$	1.30%	2,611	57,665	60,276	13,877	51,341	13,009	12,882	78,632	169,741
Colombia	COP	2.97%	7,075	156,036	163,111	51,808	48,058	38,699	246,968	117,657	503,190
Brazil	US$	2.02%	41,603	77,727	119,330	246,664	304,125	206,988	84,277	168,004	1,010,058
Brazil	BRL	8.61%	96,750	106,540	203,290	80,745	163,539	63,860	61,281	477,728	847,153
Brazil	EUR	2.28%	550	9,009	9,559	13,817	13,539	11,035	8,607	49,641	96,639
Total			149,887	607,029	756,916	444,564	639,029	333,591	414,015	891,662	2,722,861

			Current			Non-Current
			Maturity		Total Current 12-31-2020	Maturity					Total Non-Current 12-31-2020
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	0.94%	175,940	150,366	326,306	—	—	—	—	—	—
Peru	PEN	2.71%	1,102	171,132	172,234	48,505	39,557	—	—	—	88,062
Peru	US$	2.59%	151	25,050	25,201	—	—	—	—	—	—
Colombia	COP	3.62%	2,746	125,276	128,022	15,435	23,344	21,204	10,775	334	71,092
Brazil	US$	2.91%	294,873	107,696	402,569	49,366	127	2,819	—	—	52,312
Brazil	BRL	3.80%	10,496	112,467	122,963	143,573	18,697	11,953	10,476	22,414	207,113
Total			485,308	691,987	1,177,295	256,879	81,725	35,976	21,251	22,748	418,579

-	Summary of secured and unsecured bonds by currency and maturity

				Current			Non-Current
				Maturity		Total Current 12-31-2021	Maturity					Total Non-Current 12-31-2021
		Nominal Interest		One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	c	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%		51	3,361	3,412	—	—	—	—	—	—
Chile	UF	5.75%		6,265	18,794	25,059	25,059	25,059	25,059	621,750	—	696,927
Peru	US$	6.34%		158	474	632	632	632	632	632	10,684	13,212
Peru	PEN	6.02%		4,666	41,905	46,571	55,837	52,073	46,951	34,166	185,393	374,420
Colombia	COP	8.24%		85,917	199,861	285,778	239,807	211,135	217,630	16,894	278,596	964,062
Brazil	BRL	11.57%		61,728	264,363	326,091	306,033	275,037	172,368	227,997	377,920	1,359,355
Total				158,785	528,758	687,543	627,368	563,936	462,640	901,439	852,593	3,407,976

			Current			Non-Current
			Maturity		Total Current 12-31-2020	Maturity					Total Non-Current 12-31-2020
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	6,248	18,743	24,991	24,991	24,991	24,991	24,991	621,693	721,657
Chile	UF	5.75%	172	7,482	7,654	3,807	—	—	—	—	3,807
Peru	US$	6.34%	157	471	628	628	628	628	628	11,309	13,821
Peru	PEN	6.24%	5,292	42,218	47,510	50,087	60,314	56,162	50,510	209,399	426,472
Colombia	COP	5.74%	236,187	138,040	374,227	321,820	270,759	238,759	247,208	332,765	1,411,311
Brazil	BRL	5.94%	17,348	236,255	253,603	278,779	393,232	312,535	106,090	261,456	1,352,092
Total			265,404	443,209	708,613	680,112	749,924	633,075	429,427	1,436,622	3,929,160

-	Summary of lease obligations by currency and maturity

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12-31-2021	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12-31-2021
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	US$	0.25%	1,435	4,483	5,918	8,235	4,741	4,787	7,394	11,881	37,038
Colombia	COP	0.16%	13	19	32	-	-	-	-	-	-
Brazil	BRL	9.01%	5,842	16,657	22,499	12,406	2,203	2,182	2,243	1,915	20,949
Total			7,290	21,159	28,449	20,641	6,944	6,969	9,637	13,796	57,987

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12-31-2020
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Argentina	US$	0.25%	1,946	4,296	6,242	3,781	4,374	7,494	7,494	18,590	41,733
Colombia	COP	0.32%	94	-	94	-	-	-	-	-	-
Brazil	BRL	7.19%	58,113	34,017	92,130	56,158	44,720	37,124	11,104	4,796	153,902
Total			60,153	38,313	98,466	59,939	49,094	44,618	18,598	23,386	195,635
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